Stock-Based Compensation (Unrecognized Cost Of Non-Vested Stock Options And Units) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average remaining contractual life in years	7 months 6 days
Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized cost of non-vested stock	$ 7.5
Weighted-average remaining contractual life in years	1 year